Fair Value Measurements (Details) - Schedule of fair value of the Private Placement Warrants - USD ($)	1 Months Ended	12 Months Ended
	Dec. 30, 2019	Dec. 31, 2020
Schedule of fair value of the Private Placement Warrants [Abstract]
Fair value, Beginning Balance
Issuance of warrant liabilities
Fair value, Ending Balance		$ 3,399,878
Initial measurement on October 13, 2020		1,905,786
Change in valuation inputs or other assumptions		$ 1,494,092